Consolidated Statements of Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪) ₪ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 ILS (₪) ₪ / shares	Dec. 31, 2017 ILS (₪) ₪ / shares
Revenues	₪ 8,929	$ 2,584	₪ 9,321	₪ 9,789
Costs and expenses
Depreciation, amortization and impairment	2,064	597	2,387	2,117
Salaries	1,937	560	1,995	2,007
General and operating expenses	3,276	948	3,394	3,906
Impairment losses	1,274	369	2,294	129
Other operating expenses (income)	(188)	(54)	635	20
Costs and expenses	8,363	2,420	10,705	8,179
Operating profit (loss)	566	164	(1,384)	1,610
Financing expenses (income)
Finance expenses	738	213	620	586
Finance income	(266)	(77)	(89)	(69)
Financing expenses, net	472	136	531	517
Profit (loss) after financing expenses, net	94	28	(1,915)	1,093
Share of loss in equity-accounted investee	2	1	3	5
Profit (loss) before income tax	92	27	(1,918)	1,088
Income tax expenses (benefit)	1,473	426	(59)	347
Net profit (loss) for the year	(1,381)	(399)	(1,859)	741
Profit (loss) attributable to:
Shareholders of the company	(853)	(247)	(1,029)	78
Non-controlling interests	(528)	(152)	(830)	663
Net profit (loss) for the year	₪ (1,381)	$ (399)	₪ (1,859)	₪ 741
Earnings (loss) per share
Basic (in New Shekels per share and Dollars per share) | (per share)	₪ (19.76)	$ (5.72)	₪ (35.46)	₪ 2.62
Diluted (in New Shekels per share and Dollars per share) | (per share)	₪ (19.76)	$ (5.72)	₪ (35.46)	₪ 2.62